Provisions and other current liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
22. Provisions and other current liabilities
(USD millions)	2021	2020

Taxes other than income taxes	619	749

Restructuring provisions	345	459

Accrued expenses for goods and services received but not invoiced	1 089	1 167

Accruals for royalties	752	732

Accrued interests on financial debt	127	133

Provisions for deductions from revenue	6 481	6 256

Accruals for compensation and benefits, including social security	2 260	2 286

Environmental remediation liabilities	49	167

Deferred income	123	56

Provisions for product liabilities, governmental investigations and other legal matters [1]	56	306

Accrued share-based payments	253	269

Contingent considerations [2]	119	62

Commitment for repurchase of own shares [3]	2 809	1 769

Other payables	588	716

Total provisions and other current liabilities	15 670	15 127

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent considerations.
[3] Note 18 provides additional disclosures related to commitment for repurchase of own shares.

Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
					Income statement charge

(USD millions)	Revenue deductions provisions at January 1	Revenue deductions provisions related to discontinued operations[1]	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2021
US-specific healthcare plans and program rebates	2 053			-5 326	-202	5 675		2 200

Non-US-specific healthcare plans and program rebates	2 272		-154	-3 439	20	3 451	5	2 155

Non-healthcare plans and program-related rebates, returns and other deductions	1 931		-64	-11 073	-63	11 287	108	2 126

Total 2021	6 256		-218	-19 838	-245	20 413	113	6 481

2020
US-specific healthcare plans and program rebates	1 981			-5 560	-107	5 739		2 053

Non-US-specific healthcare plans and program rebates	1 769		167	-2 597	7	2 940	-14	2 272

Non-healthcare plans and program-related rebates, returns and other deductions	1 845		67	-11 137	-51	11 094	113	1 931

Total 2020	5 595		234	-19 294	-151	19 773	99	6 256

2019
US-specific healthcare plans and program rebates	1 883	0		-5 183	-193	5 474		1 981

Non-US-specific healthcare plans and program rebates	1 625	-28	-19	-2 467	-2	2 659	1	1 769

Non-healthcare plans and program-related rebates, returns and other deductions	1 754	-166	9	-11 698	-25	11 868	103	1 845

Total 2019	5 262	-194	-10	-19 348	-220	20 001	104	5 595

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
Restructuring provisions movements
(USD millions)	2021	2020	2019

January 1	459	438	507

Provisions related to discontinued operations [1]			-8

Additions	328	354	492

Cash payments	-344	-268	-479

Releases	-54	-87	-72

Transfers	-27

Currency translation effects	-17	22	-2

December 31	345	459	438

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
In 2021, additions to provisions of USD 328 million were mainly related to the following reorganizations:
• The Innovative Medicines Division commenced a plan to restructure its field force and supporting functions in response to changes in its go-to-market structure with increased utilization of digital technology.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies continued. In addition, Customer & Technology Solutions continued the phased implementation of the new operating model to transition activities to service centers.
In 2020, additions to provisions of USD 354 million were mainly related to the following reorganizations:
• The Innovative Medicines Division restructured its field force and supporting functions in Region Europe.
• The Sandoz Division initiatives to realign its organizational structures to improve competitiveness that commenced in 2019 continued.
• Group-wide initiatives to streamline Novartis Technical Operations through the setup of operations centers and implementation of new technologies, in the Innovative Medicines Division and the Sandoz Division, continued. In addition, Customer & Technology Solutions continued the phased implementation of the new operating model to change outsourcing structures and transition activities to service centers.
In 2019, additions to provisions of USD 492 million were mainly related to the following reorganizations:
• The Innovative Medicines Division restructured its field force and supporting functions in Latin America, and following the Xiidra acquisition, its Ophthalmology field force in the US.
• The Sandoz Division initiatives to realign its organizational structures to improve competitiveness. These initiatives include reduction in its headquarters, global functions and countries workforce, and the closure of its development center in Holzkirchen, Germany.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies, mainly in the Innovative Medicines Division and in the Sandoz Division, continued. In addition, Customer & Technology Solutions launched the next phase of the new operating model to change outsourcing structures and transition activities to service centers.